Organization and Business Operation	12 Months Ended
Dec. 31, 2017
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION

NOTE 1 - ORGANIZATION AND BUSINESS OPERATION:

a.	General:

Ability Inc. (the “Company” or “INC”) was incorporated under the laws of the Cayman Islands on September 1, 2015, originally as Cambridge Holdco Corp., an exempted company. INC was formed as a wholly-owned subsidiary of Cambridge Capital Acquisition Corporation (“Cambridge”), a special purpose acquisition corporation, incorporated under the laws of Delaware on October 1, 2013. Cambridge closed its initial public offering and a simultaneous private placement on December 23, 2013. On December 23, 2015, upon a merger of Cambridge into INC, with INC surviving the merger and becoming the public entity, INC consummated a business combination whereby it acquired Ability Computer & Software Industries Ltd., an Israeli company (“ACSI”), by way of a share exchange (the “Reverse Merger”), following which ACSI became INC’s wholly-owned subsidiary. Upon the closing of the Reverse Merger, INC’s ordinary shares and warrants began trading on the NASDAQ Capital Market under the symbols “ABIL” and “ABILW”, respectively. INC’s warrants were delisted on April 18, 2016 and since such date have traded on OTC Pink under the symbol “ABIWF”. On January 12, 2016 INC’s ordinary shares were listed for trading on the Tel Aviv Stock Exchange. The Company, ACSI and Ability Security Systems Ltd. (“ASM”) are jointly defined as the “Group”. On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, the effect of such consolidation was applied retrospectively for all amount of shares, warrants, related par value and others presented in the notes below.

b.	The Reverse Merger:

1)	ACSI’s shareholders prior to the closing of the Reverse Merger, Anatoly Hurgin and Alexander Aurovsky, (the “Controlling Shareholders”) received in the Reverse Merger: 1,621,327 ordinary shares of INC (reflecting approximately 63% of INC’s issued and outstanding ordinary shares immediately following the Reverse Merger); $18.1 million in cash and an additional number of ordinary shares of INC to be issued upon and subject to ACSI achieving certain net income targets following the Reverse Merger, as described below (the “Net Income Shares”), as consideration for their shares of ACSI. Furthermore, of the ordinary shares received, each of the Controlling Shareholders have the right, on one occasion during the 60 day period following the third anniversary of the closing of the Reverse Merger, to put to INC all or part of his pro rata portion of 117,327 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $101.0 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by INC to fund the payment of the purchase price for the put option if it is exercised. The put option terms were updated subsequently, see Note 3 for additional information.

2)	Migdal Underwriting and Business Initiatives Ltd. (“Migdal”) received in the Reverse Merger: 48,000 ordinary shares of INC; $1.2 million in cash and up to 25,350 Net Income Shares, all in consideration for services provided by them with respect to the Reverse Merger.

3)	INC acquired from the sole shareholder of ASM, Eyal Tzur, (the “ASM Former Shareholder”) 16% of the shares of ASM, a variable interest entity with ACSI as its primary beneficiary, for $0.9 million in cash and a put option to sell his remaining holdings to INC in exchange for 48,000 of INC’s ordinary shares and up to 25,350 Net Income Shares. The put option was exercised in January 2016.

4)	ACSI’s transaction costs with respect to the Reverse Merger were $6.3 million and include Migdal’s service fees ($1.2 million in cash and ordinary shares valued at $4.3 million as detailed above) and other consulting expenses (the “Transaction Costs”).

5)	The Controlling Shareholders, Migdal and ASM Former Shareholder are entitled to receive Net Income Shares based on ACSI’s achievement of specified net income targets in the fiscal years 2015 to 2018 as set out below:

		Number of the Company’s ordinary shares
Year Ending December 31,	Net Income Target	Controlling Shareholders	Migdal	ASM Former Shareholder	Total

2015	$27,000,000	338,400	10,800	10,800	360,000
2016	$40,000,000	173,900	5,550	5,550	185,000
2017	$60,000,000	188, 000	6,000	6,000	200,000
2018	$80,000,000	94,000	3,000	3,000	100,000

In the event that the INC fails to satisfy the net income target for any fiscal year but net income for such fiscal year is ninety percent (90%) or more of the net income target for such fiscal year, then INC is required to issue to the Controlling Shareholders, Migdal and ASM Former Shareholder, the pro rata portion of Net Income Shares relating to the percentage achieved.

The net income targets for the years ended December 31, 2017, 2016 and 2015 were not achieved.

6)	The remaining funds in the restricted trust account of Cambridge amounted to $81.3 million of which: $21.6 million was paid to the holders of 213,676 ordinary shares of Cambridge who elected to convert their shares into cash upon consummation of the Reverse Merger; $18.1 million and $11.9 million were paid to the Controlling Shareholders and deposited in an escrow account to secure their put option, respectively; $0.9 million was paid to ASM Former Shareholder; $7.8 million was used to pay outstanding accounts payable and accrued expenses of Cambridge; $2 million was used to pay for the Company’s Transaction Costs. The balance of $19 million was released to ACSI.

c.	Business operations:

The Group provides advanced interception, geolocation, monitoring and cyber intelligence tools to serve the needs and increasing challenges of security and intelligence agencies, military forces, law enforcement and homeland security agencies worldwide.

d.	Regulatory matters:

The Israeli Control Order Regarding the Engagement in Encryption Items, 1998 regulated under the Encryptions Export Control Department in the Israeli Ministry of Defense (the “IMOD”) controls development, import, export, and sale of all encrypted items (the “Decryption Regime”).

The Israeli Defense Export Control Law, 2007 (the “2007 Law”) regulated under DECA (the Defense Export Control Agency in IMOD) regulates the marketing and export of defense equipment, transfer of defense know-how and the provision of defense services, taking into account national security considerations, foreign relations considerations, international obligations and other interests of the State of Israel.

ACSI exports from Israel certain products and components that are not subject to Israeli export control.

ASM, a wholly owned subsidiary of the Company, is an Israeli company registered with DECA as a certified exporter for the marketing and export of “controlled” products of Israeli origin, or “controlled” products that are exported from Israel.

However, for the most part, the ACSI’s products are manufactured outside of Israel and therefore are not subject to the general provisions of the 2007 Law. Thus, ACSI strives to ensure that components of ACSI’s systems (that otherwise would be subject to DECA control) are sent to the customers directly by the foreign suppliers of such components, which are located outside of Israel, and are installed or integrated there by ACSI or others under its responsibility.

The interception systems that contain decryption capabilities of ACSI and ASM may be subject to the Decryption Regime and therefore have obtained necessary licenses thereunder.

e.	ASM:

ACSI and the ASM Former Shareholder were parties to a long-term agreement (the “JV Agreement”) pursuant to which ACSI contributed substantial business efforts while ASM was responsible mainly for the regulatory aspects of pursuing business opportunities in the field of DECA controlled products. The JV Agreement could be terminated and/or the activities could be transferred to ACSI’s full ownership at any time, subject to ACSI’s exclusive discretion.

ACSI and the Controlling Shareholders were significantly involved in the redesign of ASM’s operations, in such manner that in essence, the operations are conducted only in favor of ACSI (ASM had no other activities other than on behalf of ACSI). Moreover, according to the JV Agreement, ASM was required to negotiate and determine any project terms and sign contracts with the clients - all with full transparency, coordination and advance consent from ACSI, as applicable. Upon the closing of the Reverse Merger, the JV Agreement was terminated while maintaining its terms for the existing projects. As mentioned above, in January 2016, the ASM Former Shareholder exercised his put option, resulting in ASM becoming a wholly-owned subsidiary of the Company. ACSI had the power to govern ASM’s operations through the provision requiring its consent of any new client which ASM wishes to accept. ACSI was entitled to all but 3% commission (the return that ASM Former Shareholder was entitled to as a service provider) of ASM’s net results which are transferred to the Company, and was fully responsible for indemnifying ASM for any losses incurred as part of their joint operations (the ASM Former Shareholder does not have any obligation to absorb ASM’s losses) or any negative consequences with respect to the performance of a project.

When the activities of ASM commenced (following conclusion of the JV Agreement) it did not have equity at risk (no equity and no subordinated loans). All the equity that ASM has achieved is based on transactions involving ACSI. There were no restrictions on ASM’s assets. Any required financial guarantees were provided by ACSI.

Given ACSI’s exposure and rights to the outcome of ASM’s operations, among other factors described above, ACSI concluded that ASM was a variable interest entity (“VIE”) prior to the time the ASM Former Shareholder exercised his put option and that ACSI was its primary beneficiary. Therefore, the consolidated results for the year ended December 31, 2015 include the financial information of all three entities (the Company, ACSI and ASM).

f.	Going concern:

As of December 31, 2017, the Company had an accumulated deficit of $17,972 thousand, cash and cash equivalents of $1,944 thousand, a negative working capital of $556 thousand and a net loss of $9,111 thousand for the year ended December 31, 2017. Due to a significant decline in revenues and an increase in legal and professional services fees, the Company has suffered losses from operations, and it has an accumulated deficit that, among other reasons, raises substantial doubt about its ability to continue as a going concern. The Company’s independent registered public accounting firm, in their report on the Company’s audited financial statements for the year ended December 31, 2017 expressed substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon, among other things, cash flow from customers for ongoing projects, the Controlling Shareholders’ financial support of the Company, a decrease in litigation costs, the Company’s ability to remain listed on the NASDAQ Capital Market and favorable resolution of the pending lawsuits and SEC investigation. The Company expects to continue incurring losses and negative cash flows from operations in the foreseeable future. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company only has sufficient cash on its balance sheet to finance its operations for a period of up to two months from the date of filing with the SEC of the Company’s Annual Report on Form 20-F for the year ended December 31, 2017.

The accompanying consolidated financial statements do not include any adjustments that might result relating to the recoverability and classification of the asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this risk and uncertainty.

The net loss for the year ended December 31, 2017 includes significant legal and professional expenses.

Management is investing significant marketing efforts in order to generate additional revenue and simultaneously is continuing to decrease its expenses, primarily its legal and professional services fees in order to regain profitability. Additionally, the Company plans to raise capital through the sale of equity securities or debt and settling certain of the lawsuits that are pending.

On February 21, 2018 the Controlling Shareholders executed an irrevocable undertaking (the “Undertaking”) for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from, March 1, 2018, a $3.0 million line of credit or loan in favor of the Group. The Undertaking provided that the term of the line of credit or loan is to be for a period of no less than six months. The Undertaking further provided that at the end of the term of the line of credit or loan, the Company’ Board of Directors will determine whether repayment of the line of credit or the loan will compromise the ability of the Group to meet its obligations during the twelve months following repayment. The Controlling Shareholders undertook to renew the line of credit or extend the term of the loan on the same terms for an additional period of no less than six months in accordance with a resolution of the Board of Directors with respect to the necessity of the support of the Controlling Shareholders. On April 11, 2018, ACSI obtained a six-month line of credit from an Israeli commercial bank in the amount of NIS 11 million (approximately $3.1 million). On amounts drawn under the line of credit, an interest rate in an amount to be determined at the time of draw down shall apply in addition to a semi-annual bank commission of NIS 27,500. Subsequently at a meeting of the board of directors on April 23, 2018, it was resolved to amend the terms of the Undertaking to provide that the Company will bear the costs and interest of the line of credit.

There is no assurance however, that the Company will be successful in regaining profitability or obtaining the level of financing needed for its operations. If the Company is unsuccessful in generating additional revenue to support its operations or raising additional capital, it may need to further reduce activities, curtail or cease operations.